OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET (Details Narrative) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 12, 2021	Nov. 10, 2021	Nov. 04, 2021	Oct. 22, 2021	Oct. 21, 2021	Oct. 13, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Sale of common stock, net of stock issue costs, shares	100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Sale of common stock, net of stock issue costs of $6,081								$ 363,919
Debt Instrument, Face Amount							$ 979,950	979,950	$ 979,950
Debt Instrument, Increase, Accrued Interest							4,267,426	3,724,455	5,474,608
Debt Instrument, Unamortized Discount							$ 161,099	$ 6,178	$ 0
YA Global Investments, L.P. [Member] | Settlement Agreement [Member]
Short-Term Debt [Line Items]
Sale of common stock, net of stock issue costs, shares						2,225,000,000
Sale of common stock, net of stock issue costs of $6,081						$ 5,192,492
Debt Instrument, Face Amount						2,715,910
Debt Instrument, Increase, Accrued Interest						$ 2,476,582